JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES August 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Dividend Advantage Municipal Fund 3 (the “Registrant”)

File No. 811-10345

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of each of Nuveen Municipal Advantage Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc. and Nuveen Dividend Advantage Municipal Fund 2 into the Registrant.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

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